Natural and environmental resources	12 Months Ended
Dec. 31, 2019
Natural and environmental resources
Natural and environmental resources

15.         Natural and environmental resources

		Asset retirement	Exploration and
	Oil investments	cost	evaluation	Total
Cost
Balance as of December 31, 2018	53,936,041	2,919,146	4,806,000	61,661,187
Additions/capitalizations (1)	5,144,295	166,431	4,487,467	9,798,193
Increase (decrease) in abandonment costs	5,703	1,965,309	(38,835)	1,932,177
Disposals	(84,052)	(9,253)	(142,127)	(235,432)
Withdrawal of exploratory assets and dry wells (2)	—	—	(340,271)	(340,271)
Capitalized financial interests (3)	94,995	—	10,834	105,829
Exchange differences capitalized	5,150	—	587	5,737
Foreign currency translation	68,793	(3,004)	(112,917)	(47,128)
Transfers	651,641	(1,745)	(308,019)	341,877
Balance as of December 31, 2019	59,822,566	5,036,884	8,362,719	73,222,169

Accumulated amortization and impairment losses
Balance as of December 31, 2018	(36,806,667)	(1,779,070)	—	(38,585,737)
Depletion expense	(3,836,479)	(383,360)	—	(4,219,839)
Impairment loss (Note 17)	(1,017,061)	—	—	(1,017,061)
Disposals	83,667	8,511	—	92,178
Foreign currency translation	(61,862)	(2,256)	—	(64,118)
Transfers	(354,695)	(99)	—	(354,794)
Balance as of December 31, 2019	(41,993,097)	(2,156,274)	—	(44,149,371)
Net balance as of December 31, 2018	17,129,374	1,140,076	4,806,000	23,075,450
Net balance as of December 31, 2019	17,829,469	2,880,610	8,362,719	29,072,798

(1)	The main capitalizations correspond to the development of assets in the Permian basin.
(2)	Includes dry wells: 1) Ecopetrol: Tibirita, Provenza 1, La Cira 7000 and Ávila 1; 2) Ecopetrol America LLC: Warrior and Molerusa and 3) Hocol: Mamey West and Venganza Oeste.
(3)	Borrowing costs are capitalized at the weighted average rate of borrowing costs. See Note 19 - Loans and borrowings.

		Asset retirement	Exploration and
	Oil investments	cost	evaluation(1)	Total
Cost
Balance as of December 31, 2017	50,183,858	2,215,263	4,508,808	56,907,929
Additions/capitalizations	3,579,982	(27,839)	1,499,685	5,051,828
Acquisition of interests in joint operations (2)	(12,065)	—	—	(12,065)
Increase in abandonment costs	—	733,609	34,063	767,672
Disposals	(79)	(2,080)	(87,953)	(90,112)
Dry wells (3)	(1,563)	—	(897,361)	(898,924)
Capitalized financial interests (4)	70,186	—	6,675	76,861
Exchange differences capitalized	5,961	—	567	6,528
Foreign currency translation	773,678	24,574	75,203	873,455
Transfers	(663,917)	(24,381)	(333,687)	(1,021,985)
Balance as of December 31, 2018	53,936,041	2,919,146	4,806,000	61,661,187
Accumulated amortization and impairment losses
Balance as of December 31, 2017	(34,014,963)	(1,584,701)	—	(35,599,664)
Depletion expense	(3,471,803)	(196,286)	—	(3,668,089)
Reversal (losses) of an impairment (Nota 17)	414,208	(106)	—	414,102
Disposals	79	—	—	79
Foreign currency translation	(563,229)	(19,080)	—	(582,309)
Transfers	829,041	21,103	—	850,144
Balance as of December 31, 2018	(36,806,667)	(1,779,070)	—	(38,585,737)
Net balance as of December 31, 2017	16,168,895	630,562	4,508,808	21,308,265
Net balance as of December 31, 2018	17,129,374	1,140,076	4,806,000	23,075,450

(1)

The balance of oil investments in progress includes mainly investments made in the Purple Angel, Tayrona and unconventional hydrocarbons projects. In the developing fields, the most representative correspond to Castilla, Chichimene pilot and CPO09 re sanction.

(2)	Adjustment in the acquisition value of the participation of MCX Exploration USA LLC (see note 30.3).
(3)	Includes dry wells: 1) Ecopetrol America Inc: Leon 2) Hocol: Payero, Bonifacio, Pegaso-1 and Ocelote.
(4)	Borrowing costs are capitalized at the weighted average rate of borrowing costs. See Note 19 - Loans and financing.

Accounting for suspended exploratory wells

The following table shows the classification by age, from the completion date, of the exploratory wells that are suspended as of December 31, 2019, 2018 and 2017:

	2019	2018	2017
Between 1 and 3 years(a)	361,700	496,871	600,767
Between 3 and 5 years(b)	132,021	375,371	791,261
More than 5 years(c)	441,389	273,764	250,219
Total suspended exploratory wells	935,110	1,146,006	1,642,247
Number of projects exceeding 1 year	30	24	24
Wells under 1 year of suspension	—	9,511	2,480

(a)

As of December 2019, suspended exploratory wells correspond to Ecopetrol: Caronte, Purple Angel and Gorgon.  As of December 2018, suspended exploratory wells correspond to Ecopetrol: Purple Angel, Caronte and discovery wells of Ecopetrol America Inc: Warrior 1. As of December 31, 2017, suspended exploratory wells correspond mainly to discovery wells of Ecopetrol America Inc: Leon 2 and Warrior 1, which were under evaluation.

(b)

For 2019, the balance corresponds mainly to wells of Ecopetrol S.A.: Luna-1 and Gala 1K and discovery wells of Ecopetrol America Inc: Warrior 1. For 2018, the balance corresponds mainly to wells of Ecopetrol S.A.: Orca1, Tiribita 1A and Tiribita 3, which are under evaluation.

(c)	Correspond mainly to i) Ecopetrol S.A.: Orca 1, under evaluation; and ii) Offshore International Group, temporarily abandoned for future production plans.